NOTES PAYABLE (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Interest rate		6.00%
Power Up Lending Group, Ltd [Member]
Note payable due date	Oct. 12, 2019
Interest rate	12.00%
Power Up Lending Group, Ltd One [Member]
Note payable due date	Oct. 20, 2019
Interest rate	12.00%
Ignition Capital, LLC [Member]
Note payable due date	Nov. 30, 2018
Interest rate	6.00%
2 PLUS 2, LLC [Member]
Note payable due date	Apr. 29, 2019
Interest rate	8.00%
Decathlon LLC [Member]
Note payable due date	Sep. 30, 2018	Sep. 30, 2018
Interest rate	15.00%	15.00%
Finquest Capital Inc [Member]
Note payable due date	Apr. 15, 2018	Apr. 15, 2018
Interest rate	15.00%	15.00%
Brajoscal, LLC [Member]
Note payable due date	Dec. 31, 2018	Dec. 31, 2018
Interest rate	15.00%	15.00%
Individual Investor [Member]
Note payable due date		Dec. 31, 2018
Interest rate		12.00%
Individual Investor 1 [Member]
Note payable due date		Dec. 31, 2018
Interest rate		12.00%
Greentree Financial Group, Inc [Member]
Note payable due date	Apr. 24, 2019	Sep. 09, 2018
Interest rate	8.00%	11.00%
L&H Inc, [Member]
Note payable due date	May 14, 2019	Sep. 09, 2018
Interest rate	8.00%	11.00%
Crossover Capital Fund II LLC [Member]
Interest rate		12.00%
Note payable due date discription		4/26/2018 and 8/17/18
Power Up Lending Group, Ltd [Member]
Note payable due date		Mar. 18, 2019
Interest rate		12.00%
Ignition Capital, LLC [Member]
Note payable due date		Nov. 30, 2018
Interest rate		6.00%
JSJ Investments, Inc [Member]
Note payable due date		May 01, 2018
Interest rate		12.00%
Individual Investor 2 [Member]
Interest rate		12.00%
Note payable due date discription		due 4/18/18, 7/18/18 and 10/18/18
Individual Investor 3 [Member]
Note payable due date discription		monthly settlement payments
Individual Investor 4 [Member]
Note payable due date		Dec. 31, 2018
Interest rate		6.00%
Four Individual Investor [Member]
Interest rate		12.00%
Note payable due date discription		2019-10
Principal Officers [Member]
Interest rate		6.00%
Greentree Financial Group One [Member]
Note payable due date	May 14, 2019
Interest rate	8.00%
L&H Inc, One [Member]
Note payable due date	Jun. 26, 2019
Interest rate	8.00%
Crossover Capital Fund II LLC [Member]
Note payable due date	Nov. 12, 2018
Interest rate	12.00%
JSJ Investments Inc, [Member]
Note payable due date	Apr. 11, 2019
Interest rate	12.00%
Crown Bridge Partners [Member]
Note payable due date	May 21, 2019
Interest rate	10.00%
Crown Bridge Partners One [Member]
Note payable due date	Sep. 28, 2019
Interest rate	10.00%
Peak One Opportunity Fund [Member]
Note payable due date	Jun. 05, 2021
Interest rate	0.00%
LG Capital LLC [Member]
Note payable due date	Jun. 25, 2019
Interest rate	10.00%
LG Capital LLC One [Member]
Note payable due date	Sep. 12, 2019
Interest rate	10.00%
Adair Bays LLC [Member]
Note payable due date	Jun. 25, 2019
Interest rate	10.00%
Adair Bays LLC One [Member]
Note payable due date	Sep. 21, 2019
Interest rate	10.00%
Intellicash GA, LLC [Member]
Note payable due date	Nov. 16, 2018
Interest rate	18.00%
Thomas Group [Member]
Note payable due date	May 14, 2018
Interest rate	8.00%
Individual Investor 1 [Member]
Note payable due date	Dec. 31, 2018
Interest rate	6.00%
Individual Investor 2 [Member]
Note payable due date	Dec. 13, 2018
Interest rate	12.00%
Individual Investor 3 [Member]
Note payable due date	Oct. 31, 2019
Interest rate	12.00%
Individual Investor 4 [Member]
Note payable due date	Mar. 09, 2019
Interest rate	12.00%
Individual Investor 5 [Member]
Note payable due date	May 25, 2019
Interest rate	0.00%
Individual Investor 5 One [Member]
Note payable due date	Jun. 21, 2019
Interest rate	0.00%
Individual Investor 6 [Member]
Note payable due date	Jan. 05, 2020
Interest rate	12.00%
Individual Investor 7 [Member]
Note payable due date	Mar. 09, 2020
Interest rate	12.00%
Individual Investor 7 One [Member]
Note payable due date	May 01, 2020
Interest rate	12.00%
Individual Investor 8 [Member]
Note payable due date	Sep. 20, 2020
Interest rate	8.00%
Two Principal Officers [Member]
Interest rate	6.00%